PENSION AND OTHER POSTRETIREMENT BENEFITS - EXPECTED BENEFIT PAYMENTS AND EMPLOYER CONTRIBUTIONS (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Canada | Pension
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2019	$ 174
Expected future benefit payments for 2020	180
Expected future benefit payments for 2021	187
Expected future benefit payments for 2022	194
Expected future benefit payments for 2023	201
Expected future benefit payments for 2023-2027	1,104
Contributions expected to be paid in next fiscal year	47
Canada | OPEB
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2019	13
Expected future benefit payments for 2020	12
Expected future benefit payments for 2021	13
Expected future benefit payments for 2022	13
Expected future benefit payments for 2023	13
Expected future benefit payments for 2023-2027	39
Contributions expected to be paid in next fiscal year	7
United States | Pension
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2019	124
Expected future benefit payments for 2020	96
Expected future benefit payments for 2021	97
Expected future benefit payments for 2022	98
Expected future benefit payments for 2023	95
Expected future benefit payments for 2023-2027	438
Contributions expected to be paid in next fiscal year	114
United States | OPEB
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2019	26
Expected future benefit payments for 2020	26
Expected future benefit payments for 2021	25
Expected future benefit payments for 2022	24
Expected future benefit payments for 2023	23
Expected future benefit payments for 2023-2027	98
Contributions expected to be paid in next fiscal year	$ 13